Relationships with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Relationships with Related Parties

	December 31,
	2015	2016	2017
	(thousands of Euros)
Members of the Board of Directors	605	714	745
Executive committee	1,768	2,268	2,184
Directors’ fees	195	195	407
Share-based payments to members of the Board of Directors	4,637	13,714	12,018

Total	7,205	16,891	15,353

Schedule of Amounts Payable to Related Parties

A schedule of amounts payable to related parties as of December 31, 2017:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Compensation	674	767	689
Directors’ fees	195	195	432
Pension obligations	233	342	402

Total	1,102	1,304	1,523